UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05802)

Exact name of registrant as specified in charter: Putnam Pennsylvania Tax Exempt Income
Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.2%)(a)

	Rating(RAT)	Principal amount	Value

Pennsylvania (92.2%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds,
Ser. A, 5s, 2/15/16	Baa3	$1,270,000	$1,276,045
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Children's Hosp.), MBIA, 5 3/8s, 7/1/17 (Prerefunded)	Aaa	2,450,000	2,644,040
(Hlth. Syst.-West PA), Ser. A, 5s, 11/15/28	Ba2	795,000	717,018
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.)
6s, 1/15/14	Baa1	2,555,000	2,600,862
Ser. A, 5.6s, 9/1/30	Baa1	500,000	511,155
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18 (Prerefunded)	A-/F	1,200,000	1,307,376
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	1,695,000	1,799,073
5 1/2s, 12/1/30	Aaa	305,000	320,198
Berks Cnty., Muni. Auth. Rev. Bonds (Albright
College), 5 3/8s, 10/1/28	Baa3	735,000	724,490
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34 (Prerefunded)	BBB+	1,000,000	1,109,340
AMBAC, 5 1/2s, 9/15/17	Aaa	1,000,000	1,058,710
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	241,512
Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory
Put Bonds (Waste Mgmt., Inc.), 4.9s, 12/1/22	BBB	2,250,000	2,255,918
Burrell, PA School Dist. G.O. Bonds, Ser. A, FSA, 5s,
7/15/25	Aaa	1,000,000	1,030,950
Butler, Area School Dist. G.O. Bonds, Ser. A, FGIC,
zero %, 9/15/28	Aaa	1,000,000	356,920
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,295,000	1,322,376
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded)	AAA-/P	500,000	592,090
College Twp., Indl. Dev. Auth. Rev. Bonds (Nittany
Valley Rehab. Hosp.), 7 5/8s, 11/1/07 (Prerefunded)	AAA/P	105,000	105,622
Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s, 11/15/18
(Prerefunded)	Aaa	1,010,000	1,059,419
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,205,990
Delaware Cnty., College Auth. Rev. Bonds
(Haverford College), 5 3/4s, 11/15/25	AA	1,000,000	1,062,280
(Neumann College), 5 1/8s, 10/1/11	BBB-	1,585,000	1,598,171
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,200,000	1,215,900
Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s,
7/1/20 (Prerefunded)	A2	1,130,000	1,212,965
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	Aaa	3,030,000	3,409,356
Eastern York, School Dist. G.O. Bonds, Ser. A, FSA,
5s, 9/1/25	Aaa	1,600,000	1,652,624
Easton, Area School Dist. G.O. Bonds, Ser. 05, FSA,
7 1/2s, 4/1/21	Aaa	1,000,000	1,233,840
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	Aaa	2,755,000	2,820,590
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	465,000	469,087
Exeter Twp., School Dist. G.O. Bonds, FGIC, 5s, 5/15/23	Aaa	1,000,000	1,026,700
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,637,895
(Lancaster General Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	990,450
Lancaster, Higher Ed. Auth. Rev. Bonds (Franklin &
Marshall College), Ser. A, 5 1/4s, 4/15/14	A1	1,000,000	1,059,650
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	AA	1,285,000	1,297,452
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,501,305
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,738,450
FSA, 5 1/4s, 7/1/16	Aaa	1,950,000	2,055,807

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5s, 1/1/27	BBB+	500,000	464,260
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, MBIA, 5 1/4s,
11/1/14	Aaa	2,175,000	2,356,678
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA
5s, 2/15/29 (Prerefunded)	Aaa	1,600,000	1,713,168
5s, 2/15/28 (Prerefunded)	Aaa	1,525,000	1,632,863
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	450,000	450,347
New Wilmington, Muni. Auth. Rev. Bonds (Westminster
College), Ser. GG4, Radian Insd., 5s, 5/1/27	AA	1,040,000	978,723
Northeastern York, School Dist. G.O. Bonds, XLCA, 5s,
3/1/21	AAA	1,035,000	1,077,570
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A3	1,000,000	1,044,790
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	Aa3	1,000,000	1,040,190
PA Hsg. Fin. Agcy. Rev. Bonds (Single Family Mtge.),
Ser. 88A
3.9s, 10/1/12	AA+	810,000	789,564
3.9s, 4/1/12	AA+	790,000	770,969
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	600,000	601,800
PA State Higher Edl. Fac. Auth. G.O. Bonds
(Allegheny), Ser. B, 6 1/8s, 11/1/13	A-	225,000	225,385
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), 5 1/2s, 5/1/12	A+	3,000,000	3,152,820
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,008,960
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser.
GG5, Radian Insd., 5 1/8s, 5/1/32	AA	1,020,000	972,601
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	187,266
(Assn. Indpt. Colleges U. Fin.), FGIC, 5s, 11/1/24	Aaa	1,250,000	1,284,800
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	325,575
(Philadelphia College of Osteopathic Med.), 5s, 12/1/15	A	1,485,000	1,556,666
(Philadelphia College of Osteopathic Med.), 5s, 12/1/10	A	1,155,000	1,194,663
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	3,000,000	3,225,420
(Career Inst. of Tech.), FGIC, 5s, 11/15/28	Aaa	1,000,000	1,024,960
(Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	AAA	3,280,000	3,375,415
(School Dist. Philadelphia), Ser. B, FSA, 4 3/4s,
6/1/30	Aaa	2,000,000	1,972,480
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/34	Aaa	2,055,000	2,092,319
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser.
B, MBIA, 5s, 12/1/24	Aaa	1,000,000	1,025,770
PA State U. Rev. Bonds, 5s, 9/1/24	Aa2	3,000,000	3,105,810
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aaa	2,000,000	2,055,120
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	1,980,000	2,044,568
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/11	Aaa	1,690,000	1,786,178
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), 3.87s, 7/1/25	A-1+	2,500,000	2,500,000
Philadelphia, Gas Wks. Rev. Bonds
Ser. 2nd, FSA, 5 1/2s, 7/1/16 (Prerefunded)	Aaa	2,600,000	2,708,732
Ser. 3rd, FSA, 5 1/8s, 8/1/31 (Prerefunded)	Aaa	2,000,000	2,104,920
Ser. A-1, FSA, 5s, 9/1/26	Aaa	2,000,000	2,031,800
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	2,416,410	4,833
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	D/P	714,063	1,428
(Jeanes Hlth. Syst.), 6.6s, 7/1/10 (Prerefunded)	Aaa	873,554	911,449
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s,
5/1/18 (Prerefunded)	Aaa	1,585,000	1,695,776
(Children's Hosp. of Philadelphia), Ser. A, 4 1/2s,
7/1/33	Aa2	1,500,000	1,383,630
Philadelphia, School Dist. G.O. Bonds
Ser. C, MBIA, 5 3/4s, 3/1/29 (Prerefunded)	Aaa	8,250,000	8,646,578
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	Aaa	3,000,000	3,258,210
Ser. A, AMBAC, 5s, 8/1/22	Aaa	1,000,000	1,029,560
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, MBIA,
6 1/4s, 8/1/08	Aaa	4,000,000	4,090,920
Pocono Mountain, School Dist. G.O. Bonds, Ser. C, FSA,
5s, 9/1/34	Aaa	2,000,000	2,037,820
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	1,935,000	2,109,576
5 7/8s, 12/1/31	A	565,000	586,171
Schuylkill Valley, School Dist. G.O. Bonds, Ser. A,
FGIC, 5s, 4/1/20	Aaa	1,015,000	1,063,233
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	1,500,000	1,683,375
Seneca Valley, School Dist. G.O. Bonds, FGIC, 5 1/8s,
1/1/23 (Prerefunded)	Aaa	1,000,000	1,077,050
Shaler, Area School Dist. G.O. Bonds, XLCA, zero %,
9/1/29	Aaa	2,660,000	899,905
State Pub. School Bldg. Auth. Rev. Bonds
(Haverford Twp.), XLCA, 5 1/4s, 3/15/22	Aaa	1,650,000	1,750,007
(Richland School Dist.), FGIC, 5s, 11/15/29

(Prerefunded)	Aaa	5,000,000	5,364,550
Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.),
AMBAC, 5 1/2s, 7/1/17	Aaa	1,200,000	1,327,476
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	275,000	308,182
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,500,000	1,630,905
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	511,700
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	613,006
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	1,000,000	1,032,630
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev.
Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07
(Prerefunded)	AAA/P	215,000	215,000
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	775,500
			147,113,246

Puerto Rico (7.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	1,660,000	1,604,905
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s,
7/1/26 (Prerefunded)	Aaa	2,500,000	2,636,700
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	Baa3	750,000	785,520
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	Baa3	1,500,000	1,531,770
PR Elec. Pwr. Auth. Rev. Bonds, Ser. KK, 5s, 7/1/10	A3	500,000	515,210
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	1,520,000	1,519,970
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,591,230
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/11	Baa3	750,000	777,120
PR Sales Tax Fin. Corp. Rev. Bonds, Ser. A, FGIC, zero
%, 8/1/41	Aaa	1,000,000	176,590
			11,139,015

TOTAL INVESTMENTS

Total investments (cost $157,102,391) (b)			$158,252,261

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

			Payments	Payments
Swap counterparty /		Termination	made by	received by	Unrealized
Notional amount		date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$1,700,000	(E)	2/28/18	3.846%	USD-SIFMA Municipal Swap
				Index	$(6,054)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
$1,000,000	(F)	2/28/08	-	Municipal Market	$187
				Data AAA
				municipal 10
				Year rate

Lehman Brothers Special Financing, Inc.
1,000,000		2/29/08	-	4.27% minus	116
				Lehman Brothers
				Municipal Swap
				Index

Total					$303

(F) Security is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $159,544,310.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $157,054,307, resulting in gross unrealized appreciation and depreciation of $5,448,654 and $4,250,700, respectively, or net unrealized appreciation of $1,197,954.

(NON) Non-income-producing security.

At August 31, 2007, liquid assets totaling $246 have been designated as collateral for open swap contracts.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

Local government	25.8%
Education	15.4
Health care	14.0
Utilities and power	13.7
State government	11.8

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

FSA	18.8%
MBIA	14.7
AMBAC	10.1

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007